Equity - Stock Options (Details)		6 Months Ended		12 Months Ended
	Jun. 24, 2024 $ / shares shares	Jun. 30, 2024 employee $ / shares shares	Jun. 30, 2023 $ / shares shares	Dec. 31, 2023
Number of Options
Granted		803,646
Outstanding, June 30, 2024		803,646
Exercisable, June 30, 2024		629,344	629,344
Weighted Average Exercise Price
Exercise price | $ / shares		$ 12.11
Outstanding, June 30, 2024 | $ / shares		12.11
Options exercisable | $ / shares		$ 12.11	$ 12.11
Weighted Average Remaining Life In Years
Outstanding, June 30, 2024		9 years 11 months 26 days		0 years
Exercisable, June 30, 2024			9 years 11 months 26 days
Performance shares
Equity
Award vesting period		1 year
Number of employees | employee		2
Award requisite service period		1 year
Number of Options
Granted		174,302
Incentive Plan
Equity
Common stock shares		2,544,021
Number of Options
Granted	803,646
Weighted Average Exercise Price
Exercise price | $ / shares	$ 12.11